Investment Securities, Major Categories (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale securities:
Amortized Cost	$ 264,376,000,000	$ 249,653,000,000
Gross unrealized gains	5,448,000,000	9,711,000,000
Gross unrealized losses	(2,466,000,000)	(1,922,000,000)
Available-for-sale, at fair value	267,358,000,000	257,442,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	80,197,000,000	55,483,000,000
Gross unrealized gains	784,000,000	897,000,000
Gross unrealized losses	(414,000,000)	(21,000,000)
Held-to-maturity Securities, Fair Value	80,567,000,000	56,359,000,000
Total investment securities:
Amortized Cost	344,573,000,000	305,136,000,000
Gross unrealized gains	6,232,000,000	10,608,000,000
Gross unrealized losses	(2,880,000,000)	(1,943,000,000)
Fair value	347,925,000,000	313,801,000,000
Securities of Single Issuer with Book Value Greater Than Ten Percent of Stockholders' Equity, Amount	0	0
Collateralized Debt Obligations [Member]
Available-for-sale securities:
Amortized Cost	247,000,000	364,000,000
Available-for-sale, at fair value	257,000,000	500,000,000
Total debt securities [Member]
Available-for-sale securities:
Amortized Cost	263,318,000,000	247,747,000,000
Gross unrealized gains	4,854,000,000	7,869,000,000
Gross unrealized losses	(2,451,000,000)	(1,850,000,000)
Available-for-sale, at fair value	265,721,000,000	253,766,000,000
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Amortized Cost	36,374,000,000	25,898,000,000
Gross unrealized gains	24,000,000	44,000,000
Gross unrealized losses	(148,000,000)	(138,000,000)
Available-for-sale, at fair value	36,250,000,000	25,804,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	44,660,000,000	40,886,000,000
Gross unrealized gains	580,000,000	670,000,000
Gross unrealized losses	(73,000,000)	(8,000,000)
Held-to-maturity Securities, Fair Value	45,167,000,000	41,548,000,000
U.S. states and political subdivisions [Member]
Available-for-sale securities:
Amortized Cost	49,167,000,000	43,939,000,000
Gross unrealized gains	1,325,000,000	1,504,000,000
Gross unrealized losses	(502,000,000)	(499,000,000)
Available-for-sale, at fair value	49,990,000,000	44,944,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	2,185,000,000	1,962,000,000
Gross unrealized gains	65,000,000	27,000,000
Gross unrealized losses	0	0
Held-to-maturity Securities, Fair Value	2,250,000,000	1,989,000,000
Total mortgage-backed securities [Member]
Available-for-sale securities:
Amortized Cost	125,177,000,000	132,311,000,000
Gross unrealized gains	2,953,000,000	4,873,000,000
Gross unrealized losses	(938,000,000)	(832,000,000)
Available-for-sale, at fair value	127,192,000,000	136,352,000,000
Federal agencies [Member]
Available-for-sale securities:
Amortized Cost	103,391,000,000	107,850,000,000
Gross unrealized gains	1,983,000,000	2,990,000,000
Gross unrealized losses	(828,000,000)	(751,000,000)
Available-for-sale, at fair value	104,546,000,000	110,089,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	28,604,000,000	5,476,000,000
Gross unrealized gains	131,000,000	165,000,000
Gross unrealized losses	(314,000,000)	0
Held-to-maturity Securities, Fair Value	28,421,000,000	5,641,000,000
Residential [Member]
Available-for-sale securities:
Amortized Cost	7,843,000,000	8,213,000,000
Gross unrealized gains	740,000,000	1,080,000,000
Gross unrealized losses	(25,000,000)	(24,000,000)
Available-for-sale, at fair value	8,558,000,000	9,269,000,000
Commercial [Member]
Available-for-sale securities:
Amortized Cost	13,943,000,000	16,248,000,000
Gross unrealized gains	230,000,000	803,000,000
Gross unrealized losses	(85,000,000)	(57,000,000)
Available-for-sale, at fair value	14,088,000,000	16,994,000,000
Corporate debt securities [Member]
Available-for-sale securities:
Amortized Cost	15,548,000,000	14,211,000,000
Gross unrealized gains	312,000,000	745,000,000
Gross unrealized losses	(449,000,000)	(170,000,000)
Available-for-sale, at fair value	15,411,000,000	14,786,000,000
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Amortized Cost	31,210,000,000	25,137,000,000
Gross unrealized gains	125,000,000	408,000,000
Gross unrealized losses	(368,000,000)	(184,000,000)
Available-for-sale, at fair value	30,967,000,000	25,361,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	1,405,000,000	1,404,000,000
Gross unrealized gains	0	0
Gross unrealized losses	(24,000,000)	(13,000,000)
Held-to-maturity Securities, Fair Value	1,381,000,000	1,391,000,000
Other [Member]
Available-for-sale securities:
Amortized Cost	5,842,000,000	6,251,000,000
Gross unrealized gains	115,000,000	295,000,000
Gross unrealized losses	(46,000,000)	(27,000,000)
Available-for-sale, at fair value	5,911,000,000	6,519,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	3,343,000,000	5,755,000,000
Gross unrealized gains	8,000,000	35,000,000
Gross unrealized losses	(3,000,000)	0
Held-to-maturity Securities, Fair Value	3,348,000,000	5,790,000,000
Total marketable equity securities [Member]
Available-for-sale securities:
Amortized Cost	1,058,000,000	1,906,000,000
Gross unrealized gains	594,000,000	1,842,000,000
Gross unrealized losses	(15,000,000)	(72,000,000)
Available-for-sale, at fair value	1,637,000,000	3,676,000,000
Perpetual preferred securities [Member]
Available-for-sale securities:
Amortized Cost	819,000,000	1,622,000,000
Gross unrealized gains	112,000,000	148,000,000
Gross unrealized losses	(13,000,000)	(70,000,000)
Available-for-sale, at fair value	918,000,000	1,700,000,000
Other marketable equity securities [Member]
Available-for-sale securities:
Amortized Cost	239,000,000	284,000,000
Gross unrealized gains	482,000,000	1,694,000,000
Gross unrealized losses	(2,000,000)	(2,000,000)
Available-for-sale, at fair value	719,000,000	1,976,000,000
Asset-backed Securities, Securitized Loans and Receivables [Member]
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	1,900,000,000	3,800,000,000
Held-to-maturity Securities, Fair Value	1,900,000,000	3,800,000,000
Asset-backed Securities Collateralized by Dealer Floorplan Loans [Member]
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	1,400,000,000	1,900,000,000
Held-to-maturity Securities, Fair Value	$ 1,400,000,000	$ 2,000,000,000